PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 1,115	€ 990
Plan assets	(445)	(380)
Net defined benefit liability	670	610	$ 610	€ 664
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	161	151
Plan assets	(3)	(3)
Net defined benefit liability	158	148
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	144	136
Plan assets	(1)	(1)
Net defined benefit liability	143	135
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	299	251
Plan assets	(214)	(178)
Net defined benefit liability	85	73
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	510	451
Plan assets	(227)	(198)
Net defined benefit liability	283	253
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	1	1
Plan assets	0	0
Net defined benefit liability	€ 1	€ 1